Income Taxes (Carry Overs) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards	CAD 318	CAD 7
Tax Loss Carry Forwards Valuation Allowance [Abstract]
Deferred Tax Assets, Valuation Allowance	58	18
Loss carry forwards and investments [Member]
Tax Loss Carry Forwards Valuation Allowance [Abstract]
Deferred Tax Assets, Valuation Allowance	58	18
Domestic Tax Authority [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	199	103
Deferred Tax Assets, Tax Credit Carryforwards	0	0
Domestic Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	77	84
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	16
Valuation Allowance	(16)
Net Deferred Tax Assets	0
Domestic Tax Authority [Member] | Operating Loss Carryforward [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	61
Valuation Allowance	(27)
Net Deferred Tax Assets	CAD 34
Domestic Tax Authority [Member] | Operating Loss Carryforward [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2036
Domestic Tax Authority [Member] | Operating Loss Carryforward [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2026
Foreign Tax Authority [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	CAD 2,595	48
Deferred Tax Assets, Tax Credit Carryforwards	318	30
Foreign Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	14	4
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	3
Valuation Allowance	(3)
Net Deferred Tax Assets	CAD 0
Foreign Tax Authority [Member] | Capital Loss Carryforward [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2019
Foreign Tax Authority [Member] | Capital Loss Carryforward [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2018
Foreign Tax Authority [Member] | Operating Loss Carryforward [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	CAD 908
Valuation Allowance	0
Net Deferred Tax Assets	CAD 908
Foreign Tax Authority [Member] | Operating Loss Carryforward [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2036
Foreign Tax Authority [Member] | Operating Loss Carryforward [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2024
Foreign Tax Authority [Member] | State Operating Loss Carryforward [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	CAD 1,183	225
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	45
Valuation Allowance	(1)
Net Deferred Tax Assets	CAD 44
Foreign Tax Authority [Member] | State Operating Loss Carryforward [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2036
Foreign Tax Authority [Member] | State Operating Loss Carryforward [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2017
Foreign Tax Authority [Member] | Tax credit carry forwards [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	CAD 318
Valuation Allowance	0
Net Deferred Tax Assets	CAD 318
Foreign Tax Authority [Member] | Tax credit carry forwards [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2036
Foreign Tax Authority [Member] | Tax credit carry forwards [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2019
Other Tax Authority [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	CAD 22	CAD 14
Other Tax Authority [Member] | Operating Loss Carryforward [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	3
Valuation Allowance	(3)
Net Deferred Tax Assets	CAD 0
Other Tax Authority [Member] | Operating Loss Carryforward [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2023
Other Tax Authority [Member] | Operating Loss Carryforward [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2017